Other current liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Other Current Liabilities

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
VAT Payables	192	9
Accruals for personnel related expenses	4,140	5,982
Other	864	579

Total	5,196	6,570